Note 11 - Premises Leases - Schedule of Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Balance	$ 117,658	$ 66,413
Extension of lease	71,999	124,506
Depreciation	(76,868)	(73,357)
Foreign exchange	(821)	96
Balance	$ 111,968	$ 117,658